Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Parenthetical) (Detail) - BT Pension Scheme [Member] - GBP (£) £ in Millions, shares in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [Line Items]
Ordinary shares held under scheme		3
Index-linked bonds held under scheme	£ 2,154	£ 10
Bonds subscribed	£ 2,000